UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-21634
                                  ---------------------------------------------

                                    Access One Trust
-------------------------------------------------------------------------------
                                   (Exact name of registrant as specified in
                                    charter)

         7501 Wisconsin Avenue, Suite 1000         Bethesda, MD           20814
-------------------------------------------------------------------------------
                 (Address of principal executive offices)             (Zip code)

                  BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                          (Name and address of agent for service)

Registrant's telephone number, including area code:    (240) 497-6400
                                                   ----------------------------

Date of fiscal year end:       October 31
                        -------------------------

Date of reporting period:      April 30, 2006
                        -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                          ACCESS ONE TRUST

                                          Access Flex High Yield Fund

                                          Access Flex Bear High Yield Fund
                                            (Investor and Service Share Classes)

SEMIANNUAL REPORT

April 30, 2006

TABLE OF CONTENTS

  i   MESSAGE FROM THE CHAIRMAN

 ii   ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION

iii   EXPENSE EXAMPLES

SCHEDULE OF PORTFOLIO INVESTMENTS

      1 Access Flex High Yield Fund

      2 Access Flex Bear High Yield Fund

  3   STATEMENTS OF ASSETS AND LIABILITIES

  4   STATEMENTS OF OPERATIONS

  5   STATEMENTS OF CHANGES IN NET ASSETS

  6   FINANCIAL HIGHLIGHTS

  8   NOTES TO FINANCIAL STATEMENTS

MESSAGE FROM THE CHAIRMAN

Dear Shareholder:

I'm very pleased to present the Semiannual Report to Shareholders of the Access Flex High Yield Fund and the Access Flex Bear High Yield Fund for the six months ended April 30, 2006.

The high yield market generally performed well over the period, buoyed by ongoing growth in the economy and corporate profits. Lower-rated high yield issues largely outperformed higher-rated issues, reflecting investors' apparent willingness to assume more risk to get higher yields. And despite rising interest rates and weakness in auto-related issuers, high yield bond default rates continued to hover at historically low levels.

The market, as measured by performance of the Bear Stearns High Yield Composite Index, advanced 4.49% for the six months through April 30, 2006, compared with negative returns of -0.05% and -1.76% for the 5- and 10-year U.S. Treasury Notes. However, high yield generally underperformed U.S. equities. For the six months ended April 30, 2006, the S&P 500(R) climbed 9.64% and the NASDAQ-100(R) rose 7.96%.

At this stage, while some investors remain optimistic about the prospects for high yield, others think an economic slowdown and higher bond default rates may be in the offing.

With the Access Funds, you have the opportunity to invest in high yield whether you believe that the market will rise or fall. And both Access Funds permit investors to adjust their fund holdings when their outlook changes, without the commonly imposed exchange restrictions and redemption fees.

Access Funds are managed by ProFund Advisors LLC, which also manages the ProFunds, the nation's largest lineup of indexed mutual funds(1).

[PHOTO OF MICHAEL L. SAPIR]  Access Fund shares are fully exchangeable with those of any of the more than 50 ProFunds.

MICHAEL L. SAPIR - Chairman

We deeply appreciate your investment in the Access Funds and the confidence you have placed in us.

Sincerely,

/s/ Michael L. Sapir

MICHAEL L. SAPIR
CHAIRMAN

INVESTING IN ACCESS FLEX HIGH YIELD FUND AND ACCESS FLEX BEAR HIGH YIELD FUND INVOLVES CERTAIN RISKS, INCLUDING HIGH YIELD, CREDIT DEFAULT SWAP, INTEREST RATE, INVERSE CORRELATION, CREDIT, LIQUIDITY, AGGRESSIVE INVESTMENT TECHNIQUE, COUNTERPARTY, FOREIGN INVESTMENT, ISSUER, MANAGEMENT, MARKET, NON-DIVERSIFICATION, REPURCHASE AGREEMENT, SHORT SALE AND VALUATION RISK. IN ADDITION, THESE FUNDS PERMIT ACTIVE TRADING STRATEGIES THAT CAN DECREASE PERFORMANCE AND INCREASE EXPENSES. PLEASE SEE THE PROSPECTUS FOR A MORE COMPLETE DESCRIPTION OF THESE RISKS.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF PROFUNDS CAREFULLY BEFORE INVESTING OR SENDING MONEY. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT PROFUNDS. TO OBTAIN A PROSPECTUS, PLEASE CALL 888-776-3637. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING. PROFUNDS DISTRIBUTORS, INC., DISTRIBUTOR.

(1) Source: Lipper October 12, 2005. Lipper defines an "indexed fund" as an open-end mutual fund (not an Exchange Traded Fund or ETF) that falls into one of the following sub-categories: pure index, enhanced index or index-based. The majority of ProFunds are categorized by Lipper as enhanced index funds.

          ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION (UNAUDITED)
                                APRIL 30, 2006

ACCESS FLEX HIGH YIELD FUND

INVESTMENT OBJECTIVE: The Access Flex High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.

       HIGH YIELD MARKET EXPOSURE

                                 % OF
INVESTMENT TYPE               NET ASSETS
---------------               ----------
Swap Agreements                   98%
----------------------------------------
Total Exposure                    98%
----------------------------------------

--------
"Market Exposure" excludes any short-term investments, cash equivalents or other non-high yield market investments.

                                    HOLDINGS

The Access Flex High Yield Fund primarily invests in non-equity securities, which currently includes; swap agreements, U.S. Government securities and repurchase agreements.

            INDUSTRY EXPOSURE

                               % OF
                          MARKET EXPOSURE
                          ---------------
Industrial                      21%
Consumer Cyclical               13%
Energy                          12%
Utilities                       12%
Communications                   9%
Technology                       9%
Basic Materials                  8%
Consumer Non-Cyclical            8%
Financial                        8%
-----------------------------------------

ACCESS FLEX BEAR HIGH YIELD FUND

INVESTMENT OBJECTIVE: The Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, consistent with maintaining reasonable liquidity.

       HIGH YIELD MARKET EXPOSURE

                                 % OF
INVESTMENT TYPE               NET ASSETS
---------------               ----------
Swap Agreements                  (98)%
----------------------------------------
Total Exposure                   (98)%
----------------------------------------

--------
"Market Exposure" excludes any short-term investments, cash equivalents or other non-high yield market investments.

                                    HOLDINGS

The Access Flex Bear High Yield Fund primarily invests in non-equity securities, which currently includes; swap agreements and repurchase agreements.

           INDUSTRY EXPOSURE

                               % OF
                          MARKET EXPOSURE
                          ---------------
Industrial                      (21)%
Consumer Cyclical               (13)%
Energy                          (12)%
Utilities                       (12)%
Communications                   (9)%
Technology                       (9)%
Basic Materials                  (8)%
Consumer Non-Cyclical            (8)%
Financial                        (8)%
-----------------------------------------

ACCESS ONE TRUST

                          EXPENSE EXAMPLES (UNAUDITED)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the HYPOTHETICAL RETURN table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.

The ACTUAL RETURN table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                      BEGINNING          ENDING           EXPENSES PAID         EXPENSE RATIO
                                                    ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                                       11/1/05           4/30/06        11/1/05 - 4/30/06     11/1/05 - 4/30/06
                                                    -------------     -------------     -----------------     -----------------
ACTUAL RETURN
Access Flex High Yield Fund - Investor Class          $1,000.00         $1,057.10             $ 8.99                 1.76%
Access Flex High Yield Fund - Service Class            1,000.00          1,051.50              14.05                 2.76%
Access Flex Bear High Yield Fund - Investor Class      1,000.00            963.50               8.87                 1.82%
Access Flex Bear High Yield Fund - Service Class       1,000.00            958.70              13.70                 2.82%

----------
* Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The HYPOTHETICAL RETURN table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                      BEGINNING          ENDING           EXPENSES PAID         EXPENSE RATIO
                                                    ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                                       11/1/05           4/30/06        11/1/05 - 4/30/06     11/1/05 - 4/30/06
                                                    -------------     -------------     -----------------     -----------------
HYPOTHETICAL RETURN
Access Flex High Yield Fund - Investor Class          $1,000.00         $1,016.06             $ 8.81                 1.76%
Access Flex High Yield Fund - Service Class            1,000.00          1,011.10              13.77                 2.76%
Access Flex Bear High Yield Fund - Investor Class      1,000.00          1,015.76               9.10                 1.82%
Access Flex Bear High Yield Fund - Service Class       1,000.00          1,010.80              14.07                 2.82%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                       This Page Intentionally Left Blank

ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS FLEX HIGH YIELD FUND                                       APRIL 30, 2006
(UNAUDITED)

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS (74.3%)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                    -----------      -----------
U.S. Treasury Notes, 4.75%, 3/31/11 ..............  $51,515,000      $51,120,588
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $51,282,946) .............................                    51,120,588
                                                                     -----------
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS (22.7%)
--------------------------------------------------------------------------------

UBS*, 4.65%, 5/1/06, dated 4/28/06,
  with a maturity value of $15,610,047
  (Collateralized by $15,903,000 of various
  U.S. Government Agency Obligations,
  1.875%-3.75%, 6/15/06-4/15/07,
  market value $15,919,626) .......................  15,604,000       15,604,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $15,604,000) ..............................                   15,604,000
                                                                     -----------
TOTAL INVESTMENT SECURITIES
  (Cost $66,886,946)--97.0% .......................                   66,724,588
Net other assets (liabilities)--3.0% ..............                    2,048,226
                                                                     -----------
NET ASSETS--100.0% ................................                  $68,772,814
                                                                     ===========

----------
* All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

--------------------------------------------------------------------------------
  CREDIT DEFAULT SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                                                                   UNREALIZED
                                                                NOTIONAL          FIXED       EXPIRATION          APPRECIATION
UNDERLYING INSTRUMENT                                            AMOUNT           RATE           DATE            (DEPRECIATION)
---------------------                                          -----------       ------       ----------         --------------
Dow Jones CDX North American High Yield Swap; Series 6         $41,100,000        3.45%        6/20/2011           $1,096,156
Dow Jones CDX North American High Yield Swap; Series 6          21,000,000        3.45%        6/20/2011              534,304
Dow Jones CDX North American High Yield Swap; Series 6           3,400,000        3.45%        6/20/2011               86,270
                                                                                                                   ----------
                                                                                                                   $1,716,730
                                                                                                                   ==========

              See accompanying notes to the financial statements.

ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS FLEX BEAR HIGH YIELD FUND                                  APRIL 30, 2006
(UNAUDITED)

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS (101.6%)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                    -----------      -----------
UBS*, 4.65%, 5/1/06, dated 4/28/06,
  with a maturity value of $74,120,711
  (Collateralized by $76,498,000 of
  various U.S. Government Agency
  Obligations, 2.625%-4.75%, 7/31/06-
  3/14/08, market value $75,576,587) ...........    $74,092,000      $74,092,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $74,092,000) ...........................                      74,092,000
                                                                     -----------
TOTAL INVESTMENT SECURITIES
  (Cost $74,092,000)--101.6% ...................                      74,092,000
Net other assets (liabilities)--(1.6)% .........                      (1,191,591)
                                                                     -----------
NET ASSETS--100.0% .............................                     $72,900,409
                                                                     ===========

----------
* All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

--------------------------------------------------------------------------------
  TOTAL RETURN SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                                   APPRECIATION
                                                      UNITS       (DEPRECIATION)
                                                    -----------   --------------
TOTAL Return Swap Agreement based
  on the 5-year U.S. Treasury Note
  (4.75% due 3/31/11) expiring
  3/31/11 (Underlying notional
  amount at value $53,189,625) .................    (53,600,000)     $205,905

--------------------------------------------------------------------------------
  CREDIT DEFAULT SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                                                                    UNREALIZED
                                                                 NOTIONAL         FIXED        EXPIRATION          APPRECIATION
UNDERLYING INSTRUMENT                                             AMOUNT           RATE           DATE            (DEPRECIATION)
---------------------                                          ------------       ------       ----------         --------------
Dow Jones CDX North American High Yield Swap; Series 6         $(13,000,000)       3.45%        6/20/2011          $  (344,304)
Dow Jones CDX North American High Yield Swap; Series 6           (5,800,000)       3.45%        6/20/2011             (150,745)
Dow Jones CDX North American High Yield Swap; Series 6          (50,500,000)       3.45%        6/20/2011           (1,363,921)
                                                                                                                   -----------
                                                                                                                   $(1,858,970)
                                                                                                                   ===========

              See accompanying notes to the financial statements.

ACCESS ONE TRUST
APRIL 30, 2006
(UNAUDITED)

--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                               ACCESS FLEX        ACCESS FLEX
                                                                                                HIGH YIELD      BEAR HIGH YIELD
                                                                                                   FUND              FUND
                                                                                               -----------      ---------------
ASSETS:
  Securities, at cost ...................................................................      $51,282,946         $        --
                                                                                               -----------         -----------
  Securities, at value ..................................................................       51,120,588                  --
  Repurchase agreements, at cost ........................................................       15,604,000          74,092,000
                                                                                               -----------         -----------
     Total Investment Securities ........................................................       66,724,588          74,092,000
  Cash ..................................................................................              902                 293
  Interest receivable ...................................................................          266,097              20,891
  Receivable for investments sold .......................................................               --              34,000
  Receivable for capital shares issued ..................................................          472,961             716,549
  Unrealized appreciation on total return swap agreements ...............................               --             205,905
  Unrealized appreciation on credit default swap agreements
     (premiums paid $635,637; $0, respectively) .........................................        1,716,730                  --
  Prepaid expenses ......................................................................            9,662              22,815
                                                                                               -----------         -----------
     TOTAL ASSETS .......................................................................       69,190,940          75,092,453
                                                                                               -----------         -----------
LIABILITIES:
  Payable for capital shares redeemed ...................................................           88,257              78,670
  Unrealized depreciation on credit default swap agreements
     (premiums received $0; $119,146, respectively)                                                     --           1,858,970
  Advisory fees payable .................................................................           39,787              42,306
  Management services fees payable ......................................................            7,958               8,461
  Administration fees payable ...........................................................            1,943               1,888
  Distribution and service fees payable--Service Class ..................................            5,597               7,704
  Distribution and service fees payable--Class A ........................................               --                  --(a)
  Trustee fees payable ..................................................................                7                   5
  Transfer agency fees payable ..........................................................            9,601               4,126
  Fund accounting fees payable ..........................................................            2,123               2,257
  Compliance services fees payable ......................................................              360                 222
  Service fees payable ..................................................................              962               1,023
  Other accrued expenses ................................................................          261,531             186,412
                                                                                               -----------         -----------
     TOTAL LIABILITIES ..................................................................          418,126           2,192,044
                                                                                               -----------         -----------
NET ASSETS ..............................................................................      $68,772,814         $72,900,409
                                                                                               ===========         ===========
NET ASSETS CONSIST OF:
  Capital ...............................................................................      $71,679,073         $80,862,638
  Accumulated net investment income (loss) ..............................................          324,836           2,453,414
  Accumulated net realized gains (losses) on investments ................................       (4,149,830)         (8,881,724)
  Net unrealized appreciation (depreciation) on investments                                        918,735          (1,533,919)
                                                                                               -----------         -----------
NET ASSETS ..............................................................................      $68,772,814         $72,900,409
                                                                                               ===========         ===========
INVESTOR CLASS:
  Net Assets ............................................................................      $55,002,535         $62,488,713
  Shares of Beneficial Interest Outstanding (unlimited number of shares authorized,
     no par value) ......................................................................        1,835,595           2,255,863
  Net Asset Value (offering and redemption price per share) .............................      $     29.96         $     27.70
                                                                                               ===========         ===========
SERVICE CLASS:
  Net Assets ............................................................................      $13,770,279         $10,410,734
  Shares of Beneficial Interest Outstanding (unlimited number of shares authorized,
     no par value) ......................................................................          462,390             380,076
  Net Asset Value (offering and redemption price per share) .............................      $     29.78         $     27.39
                                                                                               ===========         ===========
CLASS A:
  Net Assets ............................................................................                          $       962
  Shares of Beneficial Interest Outstanding (unlimited number of shares authorized,
     no par value) ......................................................................                                   35
  Net Asset Value (redemption price per share)(b) .......................................                          $     27.61(c)
                                                                                                                   -----------
  Maximum Sales Charge ..................................................................                                 4.75%
                                                                                                                   ===========
  Maximum offering price per share (100%/(100%--Maximum Sales Charge) of
  Net Asset Value Adjusted to the nearest cent per share) ...............................                          $     28.99
                                                                                                                   ===========

----------
(a) Amount is less than $0.50.
(b) Redemption price per share may vary for certain purchases of Class A shares that are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.
(c) Net asset value is calculated using unrounded net assets of $961.69 divided by the unrounded shares outstanding of 34.83.

             See accompanying notes to the financial statements.

ACCESS ONE TRUST
FOR THE SIX MONTHS ENDED APRIL 30, 2006
(UNAUDITED)

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                               ACCESS FLEX        ACCESS FLEX
                                                                                                HIGH YIELD      BEAR HIGH YIELD
                                                                                                   FUND               FUND
                                                                                               ------------     ---------------
INVESTMENT INCOME:
  Interest ............................................................................        $ 2,569,552         $ 2,282,331
                                                                                               -----------         -----------
EXPENSES:
  Advisory fees .......................................................................            443,096             399,471
  Management services fees ............................................................             88,620              79,895
  Administration fees .................................................................             18,525              17,213
  Distribution and service fees--Service Class  .......................................             33,507              34,806
  Distribution and service fees--Class A ..............................................                 --                   1
  Legal fees ..........................................................................            129,500             100,018
  Transfer agency fees ................................................................            125,390              49,600
  Administrative services fees ........................................................             84,366             171,925
  Registration and filing fees ........................................................             27,265              34,056
  Custody fees ........................................................................             17,472              13,122
  Fund accounting fees ................................................................             33,955              28,805
  Trustee fees ........................................................................              5,660               4,179
  Compliance services fees ............................................................              2,172               2,490
  Service fees ........................................................................             13,505              10,162
  Other fees ..........................................................................             51,748              58,949
                                                                                               -----------         -----------
     TOTAL EXPENSES ...................................................................          1,074,781           1,004,692
                                                                                               -----------         -----------
NET INVESTMENT INCOME (LOSS) ..........................................................          1,494,771           1,277,639
                                                                                               -----------         -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on investment securities ................................         (2,710,500)                 --
  Net realized gains (losses) on swap agreements ......................................          4,252,216          (6,168,692)
  Change in net unrealized appreciation/depreciation on investments ...................            984,205            (934,757)
                                                                                               -----------         -----------
     NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ........................          2,525,921          (7,103,449)
                                                                                               -----------         -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS ........................................        $ 4,020,692         $(5,825,810)
                                                                                               ===========         ===========

             See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 ACCESS FLEX HIGH YIELD FUND                  ACCESS FLEX BEAR HIGH YIELD FUND
                                        --------------------------------------------    ------------------------------------------
                                            FOR THE              FOR THE PERIOD              FOR THE           FOR THE PERIOD
                                        SIX MONTHS ENDED    DECEMBER 17, 2004(a),(b)    SIX MONTHS ENDED     APRIL 27, 2005(a)
                                         APRIL 30, 2006     THROUGH OCTOBER 31, 2005     APRIL 30, 2006   THROUGH OCTOBER 31, 2005
                                          (UNAUDITED)                                      (UNAUDITED)
                                        ----------------    ------------------------    ----------------  ------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss) .......   $   1,494,771           $     346,461             $   1,277,639         $     550,164
  Net realized gains (losses)
    on investments ...................       1,541,716              (2,438,352)               (6,168,692)           (3,829,657)
  Change in net unrealized
    appreciation/depreciation
    on investments ...................         984,205                 (65,470)                 (934,757)             (599,162)
                                         -------------           -------------             -------------         -------------
  Change in net assets resulting
    from operations ..................       4,020,692              (2,157,361)               (5,825,810)           (3,878,655)
                                         -------------           -------------             -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Investor Class ...................      (1,351,971)               (311,757)                       --                    --
    Service Class ....................        (142,800)               (109,287)                       --                    --
  In excess of net investment income
    Investor Class ...................        (495,049)                     --                        --                    --
    Service Class ....................         (52,287)                     --                        --                    --
  Net realized gains on investments
    Investor Class ...................      (2,196,286)                     --                        --                    --
    Service Class ....................        (110,153)                     --                        --                    --
                                         -------------           -------------             -------------         -------------
  Change in net assets resulting
    from distributions ...............      (4,348,546)               (421,044)                       --                    --
                                         -------------           -------------             -------------         -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued
    Investor Class ...................     420,655,007             298,270,483                45,519,051           477,395,343
    Service Class ....................      35,504,822              99,199,514                11,932,914            11,425,918
    Class A ..........................              --                      --                       979                 1,000
  Dividends reinvested
    Investor Class ...................       3,423,629                 178,660                        --                    --
    Service Class ....................         300,952                 108,900                        --                    --
  Cost of shares redeemed
    Investor Class ...................    (390,837,863)           (275,044,549)             (222,472,091)         (228,696,894)
    Service Class ....................     (22,262,820)            (97,917,662)               (6,477,222)           (6,023,145)
    Class A ..........................              --                      --                      (979)                   --
                                         -------------           -------------             -------------         -------------
  Change in net assets resulting from
    capital transactions .............      46,783,727              24,795,346              (171,497,348)          254,102,222
                                         -------------           -------------             -------------         -------------
  Change in net assets ...............      46,455,873              22,216,941              (177,323,158)          250,223,567
NET ASSETS:
  Beginning of period ................      22,316,941                 100,000               250,223,567                    --
                                         -------------           -------------             -------------         -------------
  End of period ......................   $  68,772,814           $  22,316,941             $  72,900,409         $ 250,223,567
                                         =============           =============             =============         =============
  Accumulated net investment income
    (loss) ...........................   $     324,836           $     872,172             $   2,453,414         $   1,175,775
                                         =============           =============             =============         =============
SHARE TRANSACTIONS:
  Issued
    Investor Class ...................      14,143,813              10,074,633                 1,609,251            16,464,844
    Service Class ....................       1,199,671               3,376,960                   423,049               394,779
    Class A ..........................              --                      --                        35                    35
  Reinvested
    Investor Class ...................         116,014                   6,119                        --                    --
    Service Class ....................          10,259                   3,740                        --                    --
  Redeemed
    Investor Class ...................     (13,174,168)             (9,330,816)               (7,872,843)           (7,945,389)
    Service Class ....................        (757,570)             (3,370,670)                 (229,129)             (208,623)
    Class A ..........................              --                      --                       (35)                   --
                                         -------------           -------------             -------------         -------------
  Change in shares ...................       1,538,019                 759,966                (6,069,672)            8,705,646
                                         =============           =============             =============         =============

----------
(a) Commencement of operations
(b) There was no significant income earned or expenses incurred from the date of initial capitalization (December 15, 2004) to the date of public offering (December 17, 2004).

             See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                  DISTRIBUTIONS TO
                                                      INVESTMENT ACTIVITIES                       SHAREHOLDERS FROM
                                               ----------------------------------- ------------------------------------------------
                                                           NET REALIZED
                                                               AND
                                    NET ASSET     NET      UNREALIZED                         IN EXCESS
                                      VALUE,   INVESTMENT     GAINS     TOTAL FROM    NET       OF NET   NET REALIZED
                                    BEGINNING    INCOME    (LOSSES) ON  INVESTMENT INVESTMENT INVESTMENT   GAINS ON       TOTAL
INVESTOR CLASS                      OF PERIOD   (LOSS)(a)  INVESTMENTS  ACTIVITIES   INCOME     INCOME   INVESTMENTS  DISTRIBUTIONS
--------------                      ---------  ----------  ------------ ---------- ---------- ---------- ------------ -------------
ACCESS FLEX HIGH YIELD FUND
  Six Months Ended
    April 30, 2006 (unaudited) ...   $29.37       0.38         1.28         1.66      (0.44)    (0.16)       (0.47)      (1.07)
  December 17, 2004 through
    October 31, 2005(e),(f) ......   $30.00       0.42        (0.06)        0.36      (0.99)       --           --       (0.99)
ACCESS FLEX BEAR HIGH YIELD FUND
  Six Months Ended
    April 30, 2006 (unaudited) ...   $28.75       0.35        (1.40)       (1.05)        --        --           --          --
  April 27, 2005 through
    October 31, 2005(e) ..........   $30.00       0.24        (1.49)       (1.25)        --        --           --          --

                                                                    RATIOS TO AVERAGE NET ASSETS             SUPPLEMENTAL DATA
                                                              ---------------------------------------   ---------------------------
                                     NET ASSET                                                NET
                                      VALUE,                                               INVESTMENT    NET ASSETS,      PORTFOLIO
                                      END OF      TOTAL          GROSS          NET          INCOME        END OF          TURNOVER
INVESTOR CLASS                        PERIOD      RETURN      EXPENSES(b)    EXPENSES(b)    (LOSS)(b)   PERIOD (000'S)      RATE(c)
--------------                       ---------   ---------    -----------    -----------   ----------   --------------   ----------
ACCESS FLEX HIGH YIELD FUND
  Six Months Ended
    April 30, 2006 (unaudited) ...   $29.96       5.71%(d)      1.76%           1.76%         2.59%       $ 55,003         899%(d)
  December 17, 2004 through
    October 31, 2005(e),(f) ......   $29.37       1.30%(d)      2.86%           1.95%         1.63%       $ 22,023       2,542%(d)
ACCESS FLEX BEAR HIGH YIELD FUND
  Six Months Ended
    April 30, 2006 (unaudited) ...   $27.70      (3.65)%(d)     1.82%           1.82%         2.46%       $ 62,489          --(d)
  April 27, 2005 through
    October 31, 2005(e) ..........   $28.75      (4.17)%(d)     1.92%           1.92%         1.61%       $244,904          --(d)

----------
(a) Per share net investment income (loss) has been calculated using the daily average shares method.
(b) Annualized for periods less than one year.
(c) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d) Not annualized for periods less than one year.
(e) Period from commencement of operations.
(f) There was no significant income earned or expenses incurred from the date of initial capitalization (December 15, 2004) to the date of public offering (December 17, 2004).

             See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                  DISTRIBUTIONS TO
                                                       INVESTMENT ACTIVITIES                      SHAREHOLDERS FROM
                                               ----------------------------------- ------------------------------------------------
                                                           NET REALIZED
                                                               AND
                                    NET ASSET     NET       UNREALIZED                        IN EXCESS
                                      VALUE,   INVESTMENT     GAINS     TOTAL FROM    NET       OF NET   NET REALIZED
                                    BEGINNING    INCOME    (LOSSES) ON  INVESTMENT INVESTMENT INVESTMENT   GAINS ON       TOTAL
SERVICE CLASS                       OF PERIOD   (LOSS)(a)  INVESTMENTS  ACTIVITIES   INCOME     INCOME   INVESTMENTS  DISTRIBUTIONS
-------------                       ---------  ----------  ------------ ---------- ---------- ---------- ------------ -------------
ACCESS FLEX HIGH YIELD FUND
  Six Months Ended
    April 30, 2006 (unaudited) ...   $29.27      0.23          1.27         1.50      (0.38)    (0.14)       (0.47)      (0.99)
  December 17, 2004 through
    October 31, 2005(e),(f) ......   $30.00      0.16         (0.14)        0.02      (0.75)       --           --       (0.75)
ACCESS FLEX BEAR HIGH YIELD FUND
  Six Months Ended
    April 30, 2006 (unaudited) ...   $28.57      0.21         (1.39)       (1.18)        --        --           --          --
  April 27, 2005 through
    October 31, 2005(e) ..........   $30.00      0.09         (1.52)       (1.43)        --        --           --          --

                                                                    RATIOS TO AVERAGE NET ASSETS             SUPPLEMENTAL DATA
                                                              ---------------------------------------   --------------------------
                                     NET ASSET                                                NET
                                      VALUE,                                               INVESTMENT    NET ASSETS,     PORTFOLIO
                                      END OF      TOTAL          GROSS          NET          INCOME        END OF         TURNOVER
SERVICE CLASS                         PERIOD      RETURN      EXPENSES(b)    EXPENSES(b)    (LOSS)(b)   PERIOD (000'S)     RATE(c)
-------------                        ---------   ---------    -----------    -----------   ----------   --------------   ---------
ACCESS FLEX HIGH YIELD FUND
  Six Months Ended
    April 30, 2006 (unaudited) ...   $29.78       5.15%(d)      2.76%           2.76%         1.59%       $13,770          899%(d)
  December 17, 2004 through
    October 31, 2005(e),(f) ......   $29.27       0.13%(d)      3.86%           2.95%         0.63%       $   294        2,542%(d)
ACCESS FLEX BEAR HIGH YIELD FUND
  Six Months Ended
    April 30, 2006 (unaudited) ...   $27.39      (4.13)%(d)     2.82%           2.82%         1.46%       $10,411           --(d)
  April 27, 2005 through
    October 31, 2005(e) ..........   $28.57      (4.77)%(d)     2.92%           2.92%         0.61%       $ 5,318           --(d)

----------
(a) Per share net investment income (loss) has been calculated using the daily average shares method.
(b) Annualized for periods less than one year.
(c) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d) Not annualized for periods less than one year.
(e) Period from commencement of operations.
(f) There was no significant income earned or expenses incurred from the date of initial capitalization (December 15, 2004) to the date of public offering (December 17, 2004).

             See accompanying notes to the financial statements.

ACCESS ONE TRUST

                        NOTES TO FINANCIAL STATEMENTS
                                APRIL 30, 2006
                                 (unaudited)

1.   ORGANIZATION

     The Access One Trust (the "Trust") is a Delaware statutory trust organized on July 29, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Access Flex High Yield Fund and Access Flex Bear High Yield Fund (collectively, the "Funds" and individually a "Fund"). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The Access Flex High Yield Fund offers two classes of shares:
     Investor Class and Service Class. The Access Flex Bear High Yield Fund offers three classes of shares: Investor Class, Service Class and Class A. Information presented in these financial statements pertains to Investor Class and Service Class of the Trust. Certain detailed financial information for Class A is provided separately in another report and is available upon request.

     Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges.

     Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

     SECURITY VALUATION

     Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System ("NASDAQ/NMS"), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the "Advisor") deems appropriate in accordance with procedures approved by the Trust's Board of Trustees.

     Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

     Debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a Fund is determined. If there was no sale on that day, fair valuation procedures as decribed below may be applied.

     When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

     REPURCHASE AGREEMENTS

     Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities received as collateral in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will

ACCESS ONE TRUST

                               APRIL 30, 2006
                                (unaudited)

     enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with a Fund will be monitored by the Advisor.

     In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

     SHORT SALES

     The Funds may engage in short sales. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

     Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     The Funds may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of April 30, 2006, the Funds did not hold any when-issued or delayed-delivery securities.

     FUTURES CONTRACTS AND RELATED OPTIONS

     The Funds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

     Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

     Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

     SWAP AGREEMENTS

     The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal

ACCESS ONE TRUST

                               APRIL 30, 2006
                                (unaudited)

     to the Fund's obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

     Credit default swaps ("CDSs") are bilateral financial contracts that transfer the credit risk of a third party reference entity from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted debt obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The Fund expects that new ("on-the run") CDS issues will become available periodically. As such the Fund does not expect to hold these contracts to maturity; rather it expects to periodically "roll" all positions to the typically more liquid newer issues.

     CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the income, are recorded as "unrealized appreciation or depreciation on credit default swap agreements". Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments.

     In addition to being exposed to the credit risk of the underlying reference entity, CDSs are subject to counterparty risk, market risk and interest rate risk. CDSs utilized by the Fund may not perform as expected or in a manner similar to the high yield bond markets.

     In a "long" total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Payment is made at the conclusion of a total return swap agreement. Total return swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund's custodian. Until a total return swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

     The Funds may enter into total return swap agreements that provide the opposite return of their benchmark index or security ("short" the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

     Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular Fund.

     SECURITIES TRANSACTIONS AND RELATED INCOME

     During the period, security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

ACCESS ONE TRUST

                               APRIL 30, 2006
                                (unaudited)

     ALLOCATIONS

     Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the additional 3 active Funds in the Access One Trust and each of the 97 active ProFunds in the ProFunds Trust.

     The investment income and expenses of a Fund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

     DISTRIBUTIONS TO SHAREHOLDERS

     The Access Flex Bear High Yield Fund intends to declare and distribute net investment income at least annually. The Access Flex High Yield Fund intends to declare and distribute net investment income at least quarterly. Net realized capital gains, if any, will be distributed annually.

     The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     Each of the Funds intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds intend to make timely distributions in order to avoid tax liability. The Funds have a tax fiscal year end of October 31st.

3.   FEES AND TRANSACTIONS WITH AFFILIATES

     The Advisor serves as the investment advisor for each of the Funds. The Funds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Funds each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective Fund, of 0.75%.

     BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q Filing. In addition, as Administrator, BISYS receives additional fees for support of the Trust's Compliance Service Program. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the Funds for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the Funds for which it receives additional fees. As transfer agent for the Funds, BISYS Fund Services Ohio, Inc. receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the Funds, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Funds. For these services, each Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

     The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly fee as reflected on the Statement of Operations as "Service fees."

     Under a Distribution and Shareholder Services Plan (the "Plan"), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay financial intermediaries such as broker-dealers, investment advisers ("Authorized Firms") and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that

ACCESS ONE TRUST

                               APRIL 30, 2006
                                (unaudited)

     purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable Fund attributable to, or held in the name of the Authorized Firm for, its clients. The Funds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended April 30, 2006, the Advisor was reimbursed $1,000 for expenses incurred under the Plan.

     Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $24,500 ($49,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the period ended April 30, 2006. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the Funds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as "Compliance services fees."

     The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Funds for the year ending October 31, 2006 in order to limit the annual operating expenses as follows:

                                                                               INVESTOR        SERVICE
                                                                                 CLASS          CLASS
                                                                               --------        -------
Access Flex High Yield Fund .......................................              1.95%          2.95%
Access Flex Bear High Yield Fund  .................................              1.95%          2.95%

     The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the Fund to exceed any expense limitation in place at that time. As of April 30, 2006, the repayments that may potentially be made by the Funds are as follows:

                                                                                      EXPIRES 2008
                                                                                      ------------
Access Flex High Yield Fund .......................................                    $  234,883

4.   SECURITIES TRANSACTIONS

     The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended April 30, 2006 were as follows:

<CAPTOIN>
                                                                               PURCHASES         SALES
                                                                              ------------    ------------
Access Flex High Yield Fund .......................................           $798,344,750    $761,094,576

5.   FEDERAL INCOME TAX INFORMATION

     As of the latest tax year end of October 31, 2005, the following Access One Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                                                                                        EXPIRES 2013
                                                                                        ------------
Access Flex High Yield Fund .......................................                     $  3,269,591
Access Flex Bear High Yield Fund ..................................                        2,713,032

     The tax character of dividends paid to shareholders during the latest tax year ended October 31, 2005, were as follows:

                                                                                                               TOTAL
                                    ORDINARY       NET LONG-TERM      TOTAL TAXABLE        TAX RETURN      DISTRIBUTIONS
                                     INCOME            GAINS          DISTRIBUTIONS        OF CAPITAL           PAID
                                   ----------      -------------      -------------        ----------      -------------
Access Flex High Yield Fund .....  $  421,044      $           -      $   421,044          $        -      $     421,044

ACCESS ONE TRUST

                               APRIL 30, 2006
                                (unaudited)

     As of the latest tax year end of October 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                                                                       TOTAL
                                    UNDISTRIBUTED   UNDISTRIBUTED                    ACCUMULATED      UNREALIZED    ACCUMULATED
                                      ORDINARY        LONG-TERM      DISTRIBUTIONS   CAPITAL AND     APPRECIATION     EARNINGS
                                       INCOME       CAPITAL GAINS       PAYABLE      OTHER LOSSES   (DEPRECIATION)   (DEFICIT)
                                    -------------   -------------    -------------   ------------   -------------   -----------
Access Flex High Yield Fund ......  $      54,492   $           -    $           -   $ (3,269,590)  $    (163,307)  $(2,578,405)
Access Flex Bear
  High Yield Fund ................              -               -                -     (2,713,032)        576,613    (2,136,419)

     The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2006.

     At April 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

<CAPTON>
                                                                                                                       NET
                                                                                 TAX               TAX              UNREALIZED
                                                                               UNREALIZED        UNREALIZED        APPRECIATION
                                                          TAX COST            APPRECIATION      DEPRECIATION      (DEPRECIATION)
                                                       --------------         -------------     ------------      --------------
                                                       $   66,886,946         $           -     $   (162,358)     $     (162,358)
Access Flex High Yield Fund .......................
Access Flex Bear High Yield Fund ..................        74,092,000                     -                -                   -

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

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

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

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

ACCESS FUNDS

    POST OFFICE MAILING ADDRESS FOR INVESTMENTS

          P.O. Box 182800
          Columbus, OH 43218-2800

    PHONE NUMBERS

          For Individual Investors Only: 1-888-776-3637
          Institutions and Financial Professionals Only: 1-888-776-5717

    WEBSITE ADDRESS

          www.accesshighyield.com

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.accesshighyield.com.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Access One Trust's website at http://www.accesshighyield.com; and (iii) on the Securities and Exchange Commission's "Commission" website at http://www.sec.gov. If applicable, information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Access One Trust's website at http://www.accesshighyield.com; and (iii) on the Commission's website at http://www.sec.gov.

Access One Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                            [LOGO OF BEAR & BULL](R)
                                   PROFUNDS(R)
                               DISTRIBUTORS, INC.

           Access Funds are distributed by ProFunds Distributors, Inc.

                                                                           04/06

                                                ACCESS ONE TRUST

                                                Access High Yield Fund

                                                Access Money Market Fund

                                                Access Flex Bear High Yield Fund
                                                  (Class A Shares)

SEMIANNUAL REPORT

April 30, 2006

TABLE OF CONTENTS

  i    MESSAGE FROM THE CHAIRMAN

 ii    ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION

iii    EXPENSE EXAMPLES

SCHEDULE OF PORTFOLIO INVESTMENTS

       1 Access High Yield Fund

       2 Access Money Market Fund

       3 Access Flex Bear High Yield Fund

  4    STATEMENTS OF ASSETS AND LIABILITIES

  5    STATEMENTS OF OPERATIONS

  6    STATEMENTS OF CHANGES IN NET ASSETS

  8    FINANCIAL HIGHLIGHTS

 10    NOTES TO FINANCIAL STATEMENTS

MESSAGE FROM THE CHAIRMAN

Dear Shareholder:

I'm very pleased to present the Semiannual Report to Shareholders of the Access Funds for the six months ended April 30, 2006.

The high yield market generally performed well over the period, buoyed by ongoing growth in the economy and corporate profits. Lower-rated high yield issues largely outperformed higher-rated issues, reflecting investors' apparent willingness to assume more risk to get higher yields. And despite rising interest rates and weakness in auto-related issuers, high yield bond default rates continued to hover at historically low levels.

The market, as measured by performance of the Bear Stearns High Yield Composite Index, advanced 4.49% for the six months through April 30, 2006, compared with negative returns of -0.05% and -1.76% for the 5- and 10-year U.S. Treasury Notes. However, high yield generally underperformed U.S. equities. For the six months ended April 30, 2006, the S&P 500(R) climbed 9.64% and the NASDAQ-100(R) rose 7.96%.

At this stage, while some investors remain optimistic about the prospects for high yield, others think an economic slowdown and higher bond default rates may be in the offing.

With the Access High Yield Fund and Access Flex Bear High Yield Fund, you can seek to capitalize on potential opportunities in high yield whether you believe that the market will rise or fall.

We deeply appreciate your investment in the Access Funds and the confidence you have placed in us.

[PHOTO OF MICHAEL L. SAPIR]

MICHAEL L. SAPIR -- Chairman

Sincerely,

/s/ Michael L. Sapir

MICHAEL L. SAPIR
CHAIRMAN

INVESTING IN THE ACCESS HIGH YIELD FUND AND ACCESS FLEX BEAR HIGH YIELD FUND INVOLVES CERTAIN RISKS, INCLUDING HIGH YIELD, CREDIT DEFAULT SWAP, INTEREST RATE, CREDIT, LIQUIDITY, AGGRESSIVE INVESTMENT TECHNIQUE, COUNTERPARTY, FOREIGN INVESTMENT, ISSUER, MANAGEMENT, MARKET, NON-DIVERSIFICATION, REPURCHASE AGREEMENT, SHORT SALE AND VALUATION RISK. IN ADDITION, THE FUND PERMITS ACTIVE TRADING STRATEGIES THAT CAN DECREASE PERFORMANCE AND INCREASE EXPENSES. PLEASE SEE THE PROSPECTUS FOR A MORE COMPLETE DESCRIPTION OF THESE RISKS.

           ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION (UNAUDITED)
                                 APRIL 30, 2006

ACCESS HIGH YIELD FUND

INVESTMENT OBJECTIVE: The Access High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.

       HIGH YIELD MARKET EXPOSURE

                                 % OF
INVESTMENT TYPE               NET ASSETS
---------------               ----------
Swap Agreements                  103%
----------------------------------------
Total Exposure                   103%
----------------------------------------

----------
"Market Exposure" excludes any short-term investments, cash equivalents or other non-high yield market investments.

                                    HOLDINGS

The Access High Yield Fund primarily invests in non-equity securities, which currently includes; U. S. Government securities and repurchase agreements.

            INDUSTRY EXPOSURE

                              % OF
                         MARKET EXPOSURE
                         ---------------
Industrial                     21%
Consumer Cyclical              13%
Energy                         12%
Utilities                      12%
Communications                  9%
Technology                      9%
Basic Materials                 8%
Consumer Non-Cyclical           8%
Financial                       8%
----------------------------------------

ACCESS MONEY MARKET FUND

INVESTMENT OBJECTIVE: The Access Money Market Fund seeks a high level of current income consistent with liquidity and preservation of capital.

             MARKET EXPOSURE

                                 % OF
INVESTMENT TYPE               NET ASSETS
---------------               ----------
Cash Equivalents                 100%
----------------------------------------
Total Exposure                   100%
----------------------------------------

ACCESS FLEX BEAR HIGH YIELD FUND

INVESTMENT OBJECTIVE: The Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, consistent with maintaining reasonable liquidity.

       HIGH YIELD MARKET EXPOSURE

                                 % OF
INVESTMENT TYPE               NET ASSETS
---------------               ----------
Swap Agreements                  (98)%
----------------------------------------
Total Exposure                   (98)%
----------------------------------------

----------
"Market Exposure" excludes any short-term investments, cash equivalents or other non-high yield market investments.

                                    HOLDINGS

The Access Flex Bear High Yield Fund primarily invests in non-equity securities, which currently includes; swap agreements and repurchase agreements.

            INDUSTRY EXPOSURE

                              % OF
                         MARKET EXPOSURE
                         ---------------
Industrial                    (21)%
Consumer Cyclical             (13)%
Energy                        (12)%
Utilities                     (12)%
Communications                 (9)%
Technology                     (9)%
Basic Materials                (8)%
Consumer Non-Cyclical          (8)%
Financial                      (8)%
----------------------------------------

ACCESS ONE TRUST

                          EXPENSE EXAMPLES (UNAUDITED)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the HYPOTHETICAL RETURN table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.

The ACTUAL RETURN table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                 BEGINNING          ENDING         EXPENSES PAID        EXPENSE RATIO
                                               ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD*       DURING PERIOD
                                                  11/1/05          4/30/06       11/1/05 - 4/30/06    11/1/05 - 4/30/06
                                               -------------    -------------    -----------------    -----------------
ACTUAL RETURN
Access High Yield Fund - Class A                 $1,000.00        $1,033.70           $19.91                3.95%
Access High Yield Fund - Class C                  1,000.00         1,030.90            23.66                4.70%
Access Money Market Fund - Class A                1,000.00         1,004.70            16.49                3.32%
Access Money Market Fund - Class C                1,000.00         1,001.00            20.18                4.07%
Access Flex Bear High Yield Fund - Class A        1,000.00           961.00            10.07                2.07%

----------
* Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The HYPOTHETICAL RETURN table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                 BEGINNING          ENDING         EXPENSES PAID        EXPENSE RATIO
                                               ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD*       DURING PERIOD
                                                  11/1/05          4/30/06       11/1/05 - 4/30/06    11/1/05 - 4/30/06
                                               -------------    -------------    -----------------    -----------------
HYPOTHETICAL RETURN
Access High Yield Fund - Class A                 $1,000.00        $1,005.22           $19.63                3.95%
Access High Yield Fund - Class C                  1,000.00         1,001.50            23.32                4.70%
Access Money Market Fund - Class A                1,000.00         1,008.34            16.52                3.32%
Access Money Market Fund - Class C                1,000.00         1,004.62            20.22                4.07%
Access Flex Bear High Yield Fund - Class A        1,000.00         1,014.52            10.34                2.07%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                       This Page Intentionally Left Blank

ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS HIGH YIELD FUND                                            APRIL 30, 2006
(UNAUDITED)

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS (76.7%)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      ----------     -----------
U.S. Treasury Notes, 4.75%, 3/31/11 ...............   $9,380,000     $ 9,308,184
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $9,324,387) ...............................                    9,308,184
                                                                     -----------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS (21.7%)
--------------------------------------------------------------------------------

UBS, 4.65%, 5/1/06, dated 4/28/06,
  with a maturity value of $2,642,023
  (Collateralized by $2,722,000 of various
  U.S. Government Agency Obligations,
  2.625%-3.75%, 1/19/07-4/15/07,
  market value $2,695,538) ........................     2,641,000      2,641,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,641,000) ...............................                    2,641,000
                                                                     -----------
TOTAL INVESTMENT SECURITIES
  (Cost $11,965,387)--98.4% .......................                   11,949,184
Net other assets (liabilities)--1.6% ..............                      197,164
                                                                     -----------
NET ASSETS--100.0% ................................                  $12,146,348
                                                                     ===========

--------------------------------------------------------------------------------
  CREDIT DEFAULT SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                                                    UNREALIZED
                                                              NOTIONAL     FIXED    EXPIRATION     APPRECIATION
UNDERLYING INSTRUMENT                                          AMOUNT       RATE       DATE       (DEPRECIATION)
---------------------                                        ----------    ------   ----------    --------------
Dow Jones CDX North American High Yield Swap; Series 6       $9,200,000     3.45%   6/20/2011        $233,708
Dow Jones CDX North American High Yield Swap; Series 6        3,000,000     3.45%   6/20/2011          74,413
                                                                                                     --------
                                                                                                     $308,121
                                                                                                     ========

               See accompanying notes to the financial statements.

ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS MONEY MARKET FUND                                          APRIL 30, 2006
(UNAUDITED)

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS (99.8%)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                      ----------        --------
UBS, 4.65%, 5/1/06, dated 4/28/06,
  with a maturity value $682,264
  (Collateralized by $703,000 Federal
  National Mortgage Association, 2.625%,
  1/19/07, market value $696,366) .................    $682,000         $682,000
                                                                        --------
TOTAL REPURCHASE AGREEMENTS
  (Cost $682,000) .................................                      682,000
                                                                        --------
TOTAL INVESTMENT SECURITIES
  (Cost $682,000)--99.8% ..........................                      682,000
Net other assets (liabilities)--0.2% ..............                        1,692
                                                                        --------
NET ASSETS--100.0% ................................                     $683,692
                                                                        ========

               See accompanying notes to the financial statements.

ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS FLEX BEAR HIGH YIELD FUND                                  APRIL 30, 2006
(UNAUDITED)

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS (101.6%)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                      -----------   -----------
UBS*, 4.65%, 5/1/06, dated 4/28/06,
  with a maturity value of $74,120,711
  (Collateralized by $76,498,000 of
  various U.S. Government Agency
  Obligations, 2.625%-4.75%, 7/31/06-3/14/08,
  market value $75,576,587) .......................   $74,092,000   $74,092,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $74,092,000) ..............................                  74,092,000
                                                                    -----------
TOTAL INVESTMENT SECURITIES
  (Cost $74,092,000)--101.6% ......................                  74,092,000
Net other assets (liabilities)--(1.6)% ............                  (1,191,591)
                                                                    -----------
NET ASSETS--100.0% ................................                 $72,900,409
                                                                    ===========

----------
* All or a por tion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

--------------------------------------------------------------------------------
  TOTAL RETURN SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                                   APPRECIATION
                                                       UNITS      (DEPRECIATION)
                                                       -----      --------------
Total Return Swap Agreement based
  on the 5-year U.S. Treasury Note
  (4.75% due 3/31/11) expiring
  3/31/11 (Underlying notional
  amount at value $53,189,625) ...................  (53,600,000)     $205,905

--------------------------------------------------------------------------------
  CREDIT DEFAULT SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                                                          UNREALIZED
                                                                   NOTIONAL      FIXED    EXPIRATION     APPRECIATION
UNDERLYING INSTRUMENT                                               AMOUNT       RATE        DATE       (DEPRECIATION)
---------------------                                           -------------    -----    ----------    --------------
Dow Jones CDX North American High Yield Swap; Series 6          $(13,000,000)    3.45%    6/20/2011      $   (344,304)
Dow Jones CDX North American High Yield Swap; Series 6            (5,800,000)    3.45%    6/20/2011          (150,745)
Dow Jones CDX North American High Yield Swap; Series 6           (50,500,000)    3.45%    6/20/2011        (1,363,921)
                                                                                                         ------------
                                                                                                         $ (1,858,970)
                                                                                                         ============

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
APRIL 30, 2006
(UNAUDITED)

--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                     ACCESS         ACCESS       ACCESS FLEX
                                                                                   HIGH YIELD    MONEY MARKET     BEAR HIGH
                                                                                      FUND           FUND        YIELD FUND
                                                                                  -----------    ------------    -----------
ASSETS:
  Securities, at cost ........................................................    $ 9,324,387      $     --      $        --
                                                                                  -----------      --------      -----------
  Securities, at value .......................................................      9,308,184            --               --
  Repurchase agreements, at cost .............................................      2,641,000       682,000       74,092,000
                                                                                  -----------      --------      -----------
    Total Investment Securities ..............................................     11,949,184       682,000       74,092,000
  Cash .......................................................................            215           223              293
  Interest receivable ........................................................         60,142           264           20,891
  Receivable for investments sold ............................................             --            --           34,000
  Receivable for capital shares issued .......................................             --           127          716,549
  Unrealized appreciation on total return swap agreements ....................             --            --          205,905
  Unrealized appreciation on credit default swap agreements
    (premiums paid $173,250; $0; $0, respectively) ...........................        308,121            --               --
  Prepaid and other expenses .................................................         11,920        15,673           22,815
                                                                                  -----------      --------      -----------
    TOTAL ASSETS .............................................................     12,329,582       698,287       75,092,453
                                                                                  -----------      --------      -----------
LIABILITIES:
  Payable for capital shares redeemed ........................................         76,090            --           78,670
  Unrealized depreciation on credit default swap agreements
    (premiums received $0; $0; $119,146, respectively) .......................             --            --        1,858,970
  Advisory fees payable ......................................................          3,813         2,880           42,306
  Management services fees payable ...........................................            762           864            8,461
  Administration fees payable ................................................            190           183            1,888
  Distribution and service fees payable--Service Class .......................             --            --            7,704
  Distribution and service fees payable--Class A .............................            824           894               --(a)
  Distribution and service fees payable--Class C .............................          1,788         2,184               --
  Trustee fees payable .......................................................              1            --(a)             5
  Transfer agency fees payable ...............................................         10,827         7,346            4,126
  Fund accounting fees payable ...............................................            203           230            2,257
  Compliance services fees payable ...........................................             38            14              222
  Service fees payable .......................................................             --            --            1,023
  Other accrued expenses .....................................................         88,698            --          186,412
                                                                                  -----------      --------      -----------
    TOTAL LIABILITIES ........................................................        183,234        14,595        2,192,044
                                                                                  -----------      --------      -----------
NET ASSETS ...................................................................    $12,146,348      $683,692      $72,900,409
                                                                                  ===========      ========      ===========
NET ASSETS CONSIST OF:
  Capital ....................................................................    $12,554,205      $683,692      $80,862,638
  Accumulated net investment income (loss) ...................................       (152,577)           --        2,453,414
  Accumulated net realized gains (losses) on investments .                           (373,948)           --       (8,881,724)
  Net unrealized appreciation (depreciation) on investments                           118,668            --       (1,533,919)
                                                                                  -----------      --------      -----------
NET ASSETS ...................................................................    $12,146,348      $683,692      $72,900,409
                                                                                  ===========      ========      ===========
INVESTOR CLASS:
  Net Assets .................................................................                                   $62,488,713
  Shares of Beneficial Interest Outstanding (unlimited number of
    shares authorized, no par value) .........................................                                     2,255,863
  Net Asset Value (offering and redemption price per share) ..................                                   $     27.70
                                                                                                                 ===========
SERVICE CLASS:
  Net Assets .................................................................                                   $10,410,734
  Shares of Beneficial Interest Outstanding (unlimited number of
    shares authorized, no par value) .........................................                                       380,076
  Net Asset Value (offering and redemption price per share) ..................                                   $     27.39
                                                                                                                 ===========
CLASS A:
  Net Assets .................................................................    $ 7,545,242      $580,540      $       962
  Shares of Beneficial Interest Outstanding (unlimited number of
    shares authorized, no par value) .........................................        253,428       580,540               35
  Net Asset Value (redemption price per share)(b) ............................    $     29.77      $   1.00      $     27.61(c)
                                                                                  ===========      ========      ===========
  Maximum Sales Charge .......................................................           4.75%          N/A             4.75%
                                                                                  -----------      --------      -----------
  Maximum offering price per share (100%/(100%-Maximum Sales Charge) of
    Net Asset Value Adjusted to the nearest cent per share) ..................    $     31.25      $   1.00      $     28.99
                                                                                  ===========      ========      ===========
CLASS C:
  Net Assets .................................................................    $ 4,601,106      $103,152
  Shares of Beneficial Interest Outstanding (unlimited number of
    shares authorized, no par value) .........................................        154,467       103,152
  Net Asset Value (offering price per share)(d) ..............................    $     29.79      $   1.00
                                                                                  ===========      ========

----------
(a) Amount is less than $0.50.
(b) Redemption price per share may vary for certain purchases of Class A shares that are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.
(c) Net asset value is calculated using unrounded net assets of $961.69 divided by the unrounded shares outstanding of 34.83.
(d) Redemption price per share varies by length of time shares are held.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
FOR THE SIX MONTHS ENDED APRIL 30, 2006
(UNAUDITED)

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                    ACCESS          ACCESS            ACCESS
                                                                                  HIGH YIELD     MONEY MARKET     FLEX BEAR HIGH
                                                                                     FUND            FUND           YIELD FUND
                                                                                  ----------     ------------     --------------
INVESTMENT INCOME:
  Interest ...................................................................    $ 243,432         $89,565         $ 2,282,331
                                                                                  ---------         -------         -----------
EXPENSES:
  Advisory fees ..............................................................       41,941          10,489             399,471
  Management services fees ...................................................        8,388           3,147              79,895
  Administration fees ........................................................        2,337             447              17,213
  Distribution and service fees--Service Class ...............................           --              --              34,806
  Distribution and service fees--Class A .....................................        9,484           3,629                   1
  Distribution and service fees--Class C .....................................       17,983           6,462                  --
  Printing fees ..............................................................       13,397           3,511              22,615
  Legal fees .................................................................       18,314           2,283             100,018
  Transfer agency fees .......................................................       74,150          17,184              49,600
  Administrative services fees ...............................................        5,048              --             171,925
  Registration and filing fees ...............................................       22,495          20,330              34,056
  Custody fees ...............................................................        5,647           2,044              13,122
  Fund accounting fees .......................................................        4,591             863              28,805
  Trustee fees ...............................................................          656              99               4,179
  Compliance services fees ...................................................          204              44               2,490
  Service fees ...............................................................           --              --              10,162
  Other fees .................................................................        9,659           3,915              36,334
                                                                                  ---------         -------         -----------
    TOTAL EXPENSES ...........................................................      234,294          74,447           1,004,692
                                                                                  ---------         -------         -----------
NET INVESTMENT INCOME (LOSS) .................................................        9,138          15,118           1,277,639
                                                                                  ---------         -------         -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on investment securities .......................     (255,006)             --                  --
  Net realized gains (losses) on swap agreements .............................      399,853              --          (6,168,692)
  Change in net unrealized appreciation/depreciation on investments ..........      118,668              --            (934,757)
                                                                                  ---------         -------         -----------
    NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ................      263,515              --          (7,103,449)
                                                                                  ---------         -------         -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS ...............................    $ 272,653         $15,118         $(5,825,810)
                                                                                  =========         =======         ===========

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 ACCESS                                   ACCESS
                                                            HIGH YIELD FUND                          MONEY MARKET FUND
                                                   -------------------------------------  ---------------------------------------
                                                                       FOR THE PERIOD                           FOR THE PERIOD
                                                        FOR THE      FEBRUARY 8, 2005(a)      FOR THE        FEBRUARY 28, 2005(a)
                                                   SIX MONTHS ENDED        THROUGH        SIX MONTHS ENDED         THROUGH
                                                    APRIL 30, 2006    OCTOBER 31, 2005     APRIL 30, 2006      OCTOBER 31, 2005
                                                      (UNAUDITED)                            (UNAUDITED)
                                                   ----------------  -------------------  ----------------   --------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss) ..................    $      9,138       $    129,429        $     15,118        $     24,043
  Net realized gains (losses) on investments ....         144,847           (166,746)                 --                  --
  Change in net unrealized appreciation/
    depreciation on investments .................         118,668                 --                  --                  --
                                                     ------------       ------------        ------------        ------------
  Change in net assets resulting
    from operations .............................         272,653            (37,317)             15,118              24,043
                                                     ------------       ------------        ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A .....................................          (6,734)          (441,277)            (13,816)            (19,932)
    Class C .....................................          (2,404)           (39,650)             (1,302)             (4,111)
  In excess of net investment income
    Class A .....................................        (112,840)                --                  --                  --
    Class C .....................................         (40,288)                --                  --                  --
                                                     ------------       ------------        ------------        ------------
  Change in net assets resulting
    from distributions  .........................        (162,266)          (480,927)            (15,118)            (24,043)
                                                     ------------       ------------        ------------        ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued
    Investor Class  .............................              --                 --                  --                  --
    Service Class   .............................              --                 --                  --                  --
    Class A .....................................      24,917,002         61,014,261          12,738,948          18,432,898
    Class C .....................................      13,309,555          6,902,270           8,762,679           9,924,652
  Dividends reinvested
    Class A .....................................         117,660            291,314              13,816              19,906
    Class C .....................................          42,692              9,316               1,302               4,101
  Cost of shares redeemed
    Investor Class  .............................              --                 --                  --                  --
    Service Class   .............................              --                 --                  --                  --
    Class A .....................................     (17,821,106)       (60,603,421)        (20,356,616)        (10,268,412)
    Class C .....................................      (8,780,729)        (6,844,609)        (13,227,403)         (5,362,179)
                                                     ------------       ------------        ------------        ------------
  Change in net assets resulting from capital
     transactions ...............................      11,785,074            769,131         (12,067,274)         12,750,966
                                                     ------------       ------------        ------------        ------------
  Change in net assets ..........................      11,895,461            250,887         (12,067,274)         12,750,966
NET ASSETS:
  Beginning of period  ..........................         250,887                 --          12,750,966                  --
                                                     ------------       ------------        ------------        ------------
  End of period .................................    $ 12,146,348       $    250,887        $    683,692        $ 12,750,966
                                                     ============       ============        ============        ============
  Accumulated net investment
    income (loss) ...............................    $   (152,577)      $        551        $         --        $         --
                                                     ============       ============        ============        ============
SHARE TRANSACTIONS:
  Issued
    Investor Class  .............................              --                 --                  --                  --
    Service Class   .............................              --                 --                  --                  --
    Class A .....................................         852,808          2,091,027          12,738,948          18,432,898
    Class C .....................................         454,471            235,604           8,762,679           9,924,652
  Reinvested
    Class A .....................................           4,045             10,069              13,816              19,906
    Class C .....................................           1,464                322               1,302               4,101
  Redeemed
    Investor Class  .............................              --                 --                  --                  --
    Service Class   .............................              --                 --                  --                  --
    Class A .....................................        (612,048)        (2,092,473)        (20,356,616)        (10,268,412)
    Class C .....................................        (301,469)          (235,925)        (13,227,403)         (5,362,179)
                                                     ------------       ------------        ------------        ------------
  Change in shares   ............................         399,271              8,624         (12,067,274)         12,750,966
                                                     ============       ============        ============        ============

----------
(a) Commencement of operations

               See accompanying notes to the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                ACCESS
       FLEX BEAR HIGH YIELD FUND
---------------------------------------
                       FOR THE PERIOD
     FOR THE          APRIL 27, 2005(a)
SIX MONTHS ENDED          THROUGH
 APRIL 30, 2006       OCTOBER 31, 2005
   (UNAUDITED)
----------------      -----------------
 $   1,277,639         $     550,164
    (6,168,692)           (3,829,657)

      (934,757)             (599,162)
 -------------         -------------
    (5,825,810)           (3,878,655)
 -------------         -------------

            --                    --
            --                    --

            --                    --
            --                    --
 -------------         -------------
            --                    --
 -------------         -------------

    45,519,051           477,395,343
    11,932,914            11,425,918
           979                 1,000
            --                    --

            --                    --
            --                    --

  (222,472,091)         (228,696,894)
    (6,477,222)           (6,023,145)
          (979)                   --
            --                    --
 -------------         -------------
  (171,497,348)          254,102,222
 -------------         -------------
  (177,323,158)          250,223,567

   250,223,567                    --
 -------------         -------------
 $  72,900,409         $ 250,223,567
 =============         =============
 $   2,453,414         $   1,175,775
 =============         =============

     1,609,251            16,464,844
       423,049               394,779
            35                    35
            --                    --

            --                    --
            --                    --

    (7,872,843)           (7,945,389)
      (229,129)             (208,623)
           (35)                   --
            --                    --
 -------------         -------------
    (6,069,672)            8,705,646
 =============         =============

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                           DISTRIBUTIONS TO
                                                    INVESTMENT ACTIVITIES                  SHAREHOLDERS FROM
                                              ----------------------------------  -------------------------------------
                                                        NET REALIZED
                                                             AND
                                  NET ASSET     NET      UNREALIZED                           IN EXCESS
                                    VALUE,   INVESTMENT     GAINS     TOTAL FROM      NET       OF NET
                                  BEGINNING    INCOME    (LOSSES) ON  INVESTMENT  INVESTMENT  INVESTMENT      TOTAL      REDEMPTION
CLASS A                           OF PERIOD  (LOSS)(a)   INVESTMENTS  ACTIVITIES    INCOME      INCOME    DISTRIBUTIONS      FEES
-------                           ---------  ---------- ------------  ----------  ----------  ----------  -------------  ----------
ACCESS HIGH YIELD FUND
  Six Months Ended
    April 30, 2006 (unaudited) ..   $29.09      0.06         0.92        0.98        (0.02)     (0.28)        (0.30)           --
  February 8, 2005 through
    October 31, 2005(e) .........   $30.00      0.32        (0.65)      (0.33)       (0.59)        --         (0.59)         0.01
ACCESS MONEY MARKET FUND
  Six Months Ended
    April  30, 2006 (unaudited)..   $1.000     0.005           --       0.005       (0.005)        --        (0.005)           --
  February 28, 2005 through
    October 31, 2005(e) .........   $1.000     0.008           --       0.008       (0.008)        --        (0.008)           --
ACCESS FLEX BEAR HIGH
  YIELD FUND
  Six Months Ended
    April 30, 2006 (unaudited) ..   $28.73      0.32        (1.44)      (1.12)          --         --            --            --
  September 8, 2005 through
    October 31, 2005(e) .........   $28.71      0.06        (0.04)       0.02           --         --            --            --

                                                                     RATIOS TO AVERAGE NET ASSETS          SUPPLEMENTAL DATA
                                                                -------------------------------------   -----------------------
                                   NET ASSET   TOTAL RETURN                                   NET
                                     VALUE,     (EXCLUDES                                 INVESTMENT   NET ASSETS,   PORTFOLIO
                                     END OF       SALES          GROSS          NET          INCOME      END OF       TURNOVER
CLASS A                              PERIOD      CHARGE)      EXPENSES(b)   EXPENSES(b)     (LOSS)(b)    PERIOD       RATE(c)
-------                            ---------   ------------   -----------   -----------   -----------  -----------   ----------
ACCESS HIGH YIELD FUND
  Six Months Ended
    April 30, 2006 (unaudited) ..  $29.77        3.37%(d)        3.95%         3.95%         0.40%     $7,545,242       434%(d)
  February 8, 2005 through
    October 31, 2005(e) .........  $29.09       (1.03)%(d)       2.56%         2.21%         1.50%     $  250,857     1,450%(d)
ACCESS MONEY MARKET FUND
  Six Months Ended
    April 30, 2006 (unaudited) ..  $1.000        0.47%(d)        3.32%         3.32%         0.95%     $  580,540        --
  February 28, 2005 through
    October 31, 2005(e) .........  $1.000        0.77%(d)        4.02%         2.13%         1.26%     $8,184,392        --
ACCESS FLEX BEAR HIGH
  YIELD FUND
  Six Months Ended
    April 30, 2006 (unaudited) ..  $27.61       (3.90)%(d)       2.07%         2.07%         2.21%     $      962        --(d)
  September 8, 2005 through
    October 31, 2005(e) .........  $28.73        0.07%(d)        2.19%         2.19%         1.40%     $    1,001        --(d)

---------
(a) Per share net investment income (loss) has been calculated using the daily average shares method.
(b) Annualized for periods less than one year.
(c) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d) Not annualized for periods less than one year.
(e) Period from commencement of operations.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                      DISTRIBUTIONS TO
                                                         INVESTMENT ACTIVITIES                       SHAREHOLDERS FROM
                                                ---------------------------------------   ----------------------------------------
                                                              NET REALIZED
                                                                  AND
                                    NET ASSET       NET        UNREALIZED                               IN EXCESS
                                      VALUE,    INVESTMENT       GAINS       TOTAL FROM      NET         OF NET
                                    BEGINNING     INCOME      (LOSSES)ON     INVESTMENT   INVESTMENT   INVESTMENT        TOTAL
CLASS C                             OF PERIOD    (LOSS)(a)    INVESTMENTS    ACTIVITIES     INCOME       INCOME      DISTRIBUTIONS
-------                             ---------   ----------    ------------   ----------   ----------   ----------    -------------
ACCESS HIGH YIELD FUND
  Six Months Ended
    April 30, 2006 (unaudited) ...    $29.14      (0.05)(d)       0.96          0.91        (0.01)       (0.25)         (0.26)
  February 8, 2005 through
    October 31, 2005(f) ..........    $30.00       0.16          (0.49)        (0.33)       (0.54)          --          (0.54)
ACCESS MONEY MARKET FUND
  Six Months Ended
    April 30, 2006 (unaudited) ...    $1.000      0.001             --         0.001       (0.001)          --         (0.001)
  February 28, 2005 through
    October 31, 2005(f) ..........    $1.000      0.003             --         0.003       (0.003)          --         (0.003)

                                                                           RATIOS TO AVERAGE NET ASSETS        SUPPLEMENTAL DATA
                                                                       ------------------------------------  ----------------------

                                              NET ASSET  TOTAL RETURN                               NET
                                               VALUE,     (EXCLUDES                              INVESTMENT  NET ASSETS,  PORTFOLIO
                                  REDEMPTION   END OF       SALES         GROSS        NET         INCOME      END OF     TURNOVER
CLASS C                              FEES      PERIOD      CHARGE)     EXPENSES(b)  EXPENSES(b)   (LOSS)(b)    PERIOD      RATE(c)
-------                           ----------  ---------  ------------  -----------  -----------  ----------  -----------  ---------
ACCESS HIGH YIELD FUND
  Six Months Ended
    April 30, 2006 (unaudited) ..     --       $29.79      3.09%(e)        4.70%       4.70%       (0.35)%    $4,601,106    434%(e)
  February 8, 2005 through
    October 31, 2005(f) .........   0.01       $29.14     (1.06)%(e)       3.31%       2.96%        0.75%     $       30  1,450%(e)
ACCESS MONEY MARKET FUND
  Six Months Ended
    April 30, 2006 (unaudited) ..     --       $1.000      0.10%(e)        4.07%       4.07%        0.20%     $  103,152     --
  February 28, 2005 through
    October 31, 2005(f) .........     --       $1.000      0.25%(e)        4.77%       2.88%        0.51%     $4,566,574     --

----------
(a) Per share net investment income (loss) has been calculated using the daily average shares method.
(b) Annualized for periods less than one year.
(c) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e) Not annualized for periods less than one year.
(f) Period from commencement of operations.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2006
                                   (unaudited)

1.   ORGANIZATION

     The Access One Trust (the "Trust") is a Delaware statutory trust organized on July 29, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Access High Yield Fund, Access Money Market Fund and Access Flex Bear High Yield Fund (collectively, the "Funds" and individually a "Fund"). The Access High Yield Fund and Access Flex Bear High Yield Fund are a non-diversified series of the Trust pursuant to the 1940 Act. The Access Money Market Fund is a diversified series of the Trust pursuant to the 1940 Act. The Access High Yield Fund and Access Money Market Fund offer two classes of shares: Class A and Class C. The Access Flex Bear High Yield Fund offers three classes of shares: Class A, Investor Class and Service Class. Information presented in these financial statements pertains to Class A and Class C of the Trust. Certain detailed financial information for Investor Class and Service Class is provided separately and is available upon request.

     Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges. Class A of the Access High Yield Fund and Access Flex Bear High Yield Fund has a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. Class C shares of the Access High Yield Fund and Access Money Market Fund have a maximum contingent deferred sales charge of 1.00% as a percentage of original purchase price on Class C shares redeemed less than one year after purchase.

     Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

     SECURITY VALUATION

     Security prices are generally provided by a third party pricing service. The securities in the portfolio of the Access High Yield Fund and Access Flex Bear High Yield Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System ("NASDAQ/NMS"), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the "Advisor") deems appropriate in accordance with procedures approved by the Trust's Board of Trustees.

     Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the Access Money Market Fund, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

     For the Access High Yield Fund and Access Flex Bear High Yield Fund, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a Fund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied.

     When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially affects the

ACCESS ONE TRUST

                                 APRIL 30, 2006
                                   (unaudited)

     furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

     REPURCHASE AGREEMENTS

     Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities received as collateral in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with a Fund is monitored by the Advisor.

     In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

     SHORT SALES

     The Access High Yield Fund and Access Flex Bear High Yield Fund may engage in short sales. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

     Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     The Funds may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during the period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of April 30, 2006, the Funds did not hold any when-issued or delayed-delivery securities.

     FUTURES CONTRACTS AND RELATED OPTIONS

     The Access High Yield Fund and Access Flex Bear High Yield Fund may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

     Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

ACCESS ONE TRUST

                                 APRIL 30, 2006
                                   (unaudited)

     Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

     SWAP AGREEMENTS

     The Access High Yield Fund and Access Flex Bear High Yield Fund may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the Fund's obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

     Credit default swaps ("CDSs") are bilateral financial contracts that transfer the credit risk of a third party reference entity from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted debt obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The Fund expects that new ("on-the run") CDS issues will become available periodically. As such the Fund does not expect to hold these contracts to maturity; rather it expects to periodically "roll" all positions to the typically more liquid newer issues.

     CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the income, are recorded as "unrealized appreciation or depreciation on credit default swap agreements". Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments.

     In addition to being exposed to the credit risk of the underlying reference entity, CDSs are subject to counterparty risk, market risk and interest rate risk. CDSs utilized by the Fund may not perform as expected or in a manner similar to the high yield bond markets.

     In a "long" total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Payment is made at the conclusion of a total return swap agreement. Total return swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund's custodian. Until a total return swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

     The Access High Yield Fund and Access Flex Bear High Yield Fund may enter into total return swap agreements that provide the opposite return of its benchmark index or security ("short" the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

     Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions.

ACCESS ONE TRUST

                                 APRIL 30, 2006
                                   (unaudited)

     The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular Fund.

     SECURITIES TRANSACTIONS AND RELATED INCOME

     During the period, security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     ALLOCATIONS

     Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the additional 2 active Funds in the Access One Trust and each of the 97 active ProFunds in the ProFunds Trust.

     The investment income and expenses of a Fund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

     DISTRIBUTIONS TO SHAREHOLDERS

     The Access Flex Bear High Yield Fund intends to declare and distribute net investment income at least annually. The Access High Yield Fund intends to declare and distribute net investment income at least quarterly. The Access Money Market Fund declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

     The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These " book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     Each of the Funds intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds intend to make timely distributions in order to avoid tax liability. The Funds have a tax fiscal year end of October 31st.

3.   FEES AND TRANSACTIONS WITH AFFILIATES

     The Advisor serves as the investment advisor for each of the Funds. The Funds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Access High Yield Fund and the Access Flex Bear High Yield Fund each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective Fund, of 0.75%. The Access Money Market Fund pays the Advisor a fee at an annualized rate, based on the average daily net assets of 0.50%.

     BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. In addition, as Administrator, BISYS receives additional fees for support of the Trust's Compliance Service Program. ProFunds Distributors, Inc. (the "Distributor"), an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the Funds for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the Funds for which it receives additional fees. As transfer agent for the Funds, BISYS Fund Services Ohio, Inc. receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the Funds, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ACCESS ONE TRUST

                                 APRIL 30, 2006
                                   (unaudited)

     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Funds. For these services, each Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

     The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly fee as reflected on the Statement of Operations as "Service fees."

     Under a Rule 12b-1 Distribution and Shareholder Services Plan (the "Plan"), adopted by the Board of Trustees, the Funds may pay broker-dealers (including, ProFunds Distributors, Inc.), investment advisers, banks, trust companies, accountants, estate planning firms, or other financial institutions or securities industry professionals ("Authorized Firms"), a fee as compensation for service and distribution-related activities and/or shareholder services.

     Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each Fund's average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each Fund's average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

     Under the Plan, Class C shares are authorized to pay a fee of at an annual rate not to exceed 1.00% of each Fund's average daily net assets attributable to Class C shares, of which 0.75% may be compensation for service and distribution-related activities with respect to Class C shares and of which 0.25% may be compensation for shareholder services with respect to Class C shares.

     During the period ended April 30, 2006, the Advisor was reimbursed $1,000 for expenses incurred under the Plan.

     For the period ended April 30, 2006, the Distributor received $372 from commissions earned on sales of Class A shares of the Funds, of which $80 was retained by the Distributor. The Distributor also received $3,763 of contingent deferred sales charges relating to redemptions of Class C shares.

     Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $24,500 ($49,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the period ended April 30, 2006. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the Funds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as "Compliance services fees."

     The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Funds for the year ending October 31, 2006 in order to limit the annual operating expenses as follows:

                                                     CLASS A      CLASS C
                                                     -------      -------
Access Money Market Fund .................            3.75%        4.50%
Access Flex Bear High Yield Fund .........            2.20%         N/A

     The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were waived/reimbursed. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the Fund to exceed any expense limitation in place at that time. As of April 30, 2006, there are no amounts that may potentially be repaid by the Funds pursuant to this agreement.

4.   SECURITIES TRANSACTIONS

     The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended April 30, 2006 were as follows:

                                                    PURCHASES       SALES
                                                   -----------   -----------
Access High Yield Fund ...................         $39,885,758   $42,472,745

ACCESS ONE TRUST

                                 APRIL 30, 2006
                                   (unaudited)

5.   FEDERAL INCOME TAX INFORMATION

     As of the latest tax year end of October 31, 2005, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                                                    EXPIRES 2013
                                                    ------------
Access High Yield Fund ...................           $  518,795
Access Flex Bear High Yield Fund .........            2,713,032

     The tax character of dividends paid to shareholders during the latest tax year ended October 31, 2005, were as follows:

                                                                                                              TOTAL
                                          ORDINARY     NET LONG-TERM     TOTAL TAXABLE     TAX RETURN     DISTRIBUTIONS
                                           INCOME         GAINS          DISTRIBUTIONS     OF CAPITAL          PAID
                                         ----------    -------------    --------------     ----------     -------------
Access High Yield Fund ...............   $  480,927     $          -    $      480,927     $        -      $    480,927
Access Money Market Fund .............       24,003                -            24,003              -            24,003

     As of the latest tax year end of October 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                                                                          TOTAL
                                       UNDISTRIBUTED    UNDISTRIBUTED                    ACCUMULATED     UNREALIZED    ACCUMULATED
                                         ORDINARY        LONG-TERM      DISTRIBUTIONS    CAPITAL AND    APPRECIATION     EARNINGS
                                          INCOME       CAPITAL GAINS       PAYABLE      OTHER LOSSES   (DEPRECIATION)   (DEFICIT)
                                       -------------   --------------   -------------   ------------   --------------  ------------
Access High Yield Fund .............   $         551   $            -   $           -   $  (518,795)   $            -  $  (518,244)
Access Money Market Fund ...........              40                -             (40)            -                 -            -
Access Flex Bear High Yield Fund ...               -                -               -    (2,713,032)          576,613   (2,136,419)

     The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2006.

     At April 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                                 NET
                                                                      TAX                 TAX                 UNREALIZED
                                                                   UNREALIZED          UNREALIZED            APPRECIATION
                                                 TAX COST         APPRECIATION        DEPRECIATION          (DEPRECIATION)
                                             --------------       ------------        ------------          --------------
Access High Yield Fund ...............       $   11,965,387       $          -        $   (16,203)          $     (16,203)
Access Money Market Fund .............              682,000                  -                  -                       -
Access Flex Bear High Yield Fund .....           74,092,000                  -                  -                       -

6.   SUBSEQUENT EVENT

     Effective on or about July 3, 2006 shares of each class of the Access High Yield Fund and Access Money Market Fund will no longer be issued.

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

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

ACCESS FUNDS

   POST OFFICE MAILING ADDRESS FOR INVESTMENTS

      P.O. Box 182800
      Columbus, OH 43218-2800

   PHONE NUMBERS

      Toll-free Number: 1-866-296-2603

   WEBSITE ADDRESS

      www.accesshighyield.com

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.accesshighyield.com.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Access One Trust's website at http://www.accesshighyield.com; and (iii) on the Securities and Exchange Commission's "Commission" website at http://www.sec.gov. If applicable, information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Access One Trust's website at http://www.accesshighyield.com; and (iii) on the Commission's website at http://www.sec.gov.

Access One Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                              [LOGO OF BEAR & BULL](R)
                                     PROFUNDS(R)
                                  DISTRIBUTORS, INC.

           Access Funds are distributed by ProFunds Distributors, Inc.

                                                                           04/06

ITEM 2. CODE OF ETHICS.

Not applicable - only for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only for annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Not applicable - only for annual reports.

         (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

         (a)(3) Not applicable.

         (b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Access One Trust
             ---------------- --------------------------------------------------

By (Signature and Title)* /s/ Troy A. Sheets
                          ------------------------------------------------------
                           Troy A. Sheets, Treasurer and Principal Financial Officer

Date   July 5, 2006
--------------------------------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg
                          ------------------------------------------------------
                           Louis M. Mayberg, President and Principal Executive Officer

Date   July 5, 2006
--------------------------------------------------------------------------------

By (Signature and Title)* /s/ Troy A. Sheets
                          ------------------------------------------------------
                           Troy A. Sheets, Treasurer and Principal Financial Officer

Date   July 5, 2006
--------------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.